Prepayments - Schedule of Prepayments (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Prepayments [Abstract]
Advertising and promotion	$ 1,594,444	$ 231,250
Consulting fees		100,000
Management fees	100,000
Other prepayments and deposits	3,578	60,399
Total	$ 1,698,022	$ 391,649